Loan Payable (Details)						6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	May 31, 2025 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	May 31, 2025 CNY (¥)	Mar. 18, 2025	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payable [Line Items]
Loan amount			$ 515,836						¥ 3,500,000
Carrying interest rate											12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Loan repaid				$ 221,073	¥ 1,500,000
Interest expense	$ 241,101	¥ 1,665,000					$ 153,049
One Borrowing Agreement [Member]
Loan Payable [Line Items]
Loan amount															$ 2,210,726	¥ 15,000,000
Two Borrowing Agreement [Member]
Loan Payable [Line Items]
Loan amount													$ 221,073	¥ 1,500,000
Three Borrowing Agreement [Member]
Loan Payable [Line Items]
Loan amount											$ 515,836	¥ 3,500,000
Third Party Loan [Member]
Loan Payable [Line Items]
Maturity date			Jun. 14, 2028
One Year [Member]
Loan Payable [Line Items]
Loan amount						$ 2,210,726		¥ 15,000,000
One Year [Member] | Third Party Loan [Member]
Loan Payable [Line Items]
Maturity date						Jan. 21, 2028
Beijing Baihengda [Member]
Loan Payable [Line Items]
Ownership percentage										10.00%